INVESTMENT MANAGERS SERIES TRUST II

235 W. Galena Street

Milwaukee, Wisconsin 53212

VIA EDGAR

February 12, 2026

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Investment Managers Series Trust II (the “Registrant”) (File Nos. 333-191476 and 811-22894) on behalf of The Ambassador Fund

Ladies and Gentlemen:

Pursuant to Section 485(a) under the Securities Act of 1933, as amended (the “Act”), the Registrant hereby requests a class identifier for The Ambassador Fund’s Class S Shares which was registered electronically via EDGAR in a Form 485APOS filing by the Registrant dated December 30, 2025 with accession number 0001398344-25-023065 and a registration number of 333-191476.

This filing is being made solely for the purpose of obtaining an identifier for the class above.

If you have any questions, please contact me at 626-385-5777. I may also be reached at diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake

Secretary